Schedule of investments
Nomura Emerging Markets Debt Corporate Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.36%Δ
China — 0.36%
Sunac China Holdings 0.000% exercise price $6.80, maturity date 6/23/26 ^	956,397	$ 149,198
Sunac China Holdings 0.000% exercise price $3.85, maturity date 6/23/28 ^	706,661	181,965
Total Convertible Bonds (cost $298,670)		331,163

Corporate Bonds — 86.51%Δ
Angola — 1.19%
Azule Energy Finance
144A 8.125% 1/23/30 #	525,000	541,980
144A 8.625% 1/22/33 #	530,000	550,505
		1,092,485
Argentina — 5.38%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	684,009	717,447
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	645,000	671,252
Pluspetrol 144A 8.50% 5/30/32 #	600,000	625,787
Tecpetrol 144A 7.625% 11/3/30 #	785,000	805,606
Telecom Argentina 144A 9.25% 5/28/33 #	675,000	717,754
Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	660,000	681,337
YPF 144A 9.50% 1/17/31 #	675,000	721,241
		4,940,424
Armenia — 0.67%
Ardshinbank CJSC Via Dilijan Finance 144A 6.60% 1/22/31 #	615,000	619,248
		619,248
Brazil — 7.21%
Azul Secured Finance 144A 9.875% 2/15/31 #	665,000	592,681
Embraer Netherlands Finance 5.40% 1/9/38	765,000	744,345
LD Celulose International 144A 7.95% 1/26/32 #	525,000	547,713
MV24 Capital 144A 6.748% 6/1/34 #	635,037	639,492
Nova Securitisation 144A 6.50% 2/3/36 #	980,000	949,373
Petrobras Global Finance 6.25% 1/10/36	770,000	770,077
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	655,000	654,692
Raizen Fuels Finance
144A 6.25% 7/8/32 #	525,000	288,750
144A 6.95% 3/5/54 #	760,000	405,583
Sitios Latinoamerica 144A 6.00% 11/25/29 #	265,000	271,371
NQ- 227 [0426] 0626 (5551000)    1

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Brazil (continued)
Vale Overseas 144A 6.00% 2/25/56 #, μ	750,000	$ 753,675
		6,617,752
Chile — 3.67%
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	698,477
Cencosud 144A 5.75% 4/15/36 #	795,000	795,994
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	657,900	684,433
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	459,427	469,994
Latam Airlines Group 144A 7.875% 4/15/30 #	710,000	725,087
		3,373,985
China — 0.78%
Alibaba Group Holding
2.70% 2/9/41	445,000	329,055
5.25% 5/26/35	375,000	387,768
		716,823
Colombia — 3.11%
Banco Davivienda 144A 8.125% 7/2/35 #, μ	695,000	716,858
Bancolombia 8.625% 12/24/34 μ	760,000	812,432
Ecopetrol 5.875% 11/2/51	740,000	548,308
SierraCol Energy Andina 144A 9.00% 11/14/30 #	765,000	776,142
		2,853,740
Georgia — 1.04%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	395,000	411,437
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	510,000	546,863
		958,300
Guatemala — 3.06%
Energuate Trust 2.0 144A 6.35% 9/15/35 #	800,000	802,920
Industrial Subordinated Trust 2.0 144A 6.55% 4/15/36 #, μ	660,000	671,055
Millicom International Cellular 144A 7.375% 4/2/32 #	619,000	640,977
Mobiliare Latam 144A 6.75% 11/10/32 #	695,000	697,749
		2,812,701
Hong Kong — 3.01%
AIA Group 144A 5.375% 4/5/34 #	310,000	317,194
Celestial Dynasty 6.375% 8/22/28 ■	535,000	532,797
FWD Group Holdings
144A 5.252% 9/22/30 #	485,000	485,388
144A 5.836% 9/22/35 #	575,000	578,447
Standard Chartered
144A 6.301% 1/9/29 #, μ	240,000	246,470
2    NQ- 227 [0426] 0626 (5551000)

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Hong Kong (continued)
Standard Chartered
144A 7.625% 1/16/32 #, μ, ψ	575,000	$ 608,118
		2,768,414
India — 3.80%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	330,000	311,943
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	575,000	521,495
Adani Renewable Energy RJ 144A 4.625% 10/15/39 #	827,688	692,674
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	1,067
JSW Hydro Energy 144A 4.125% 5/18/31 #	559,475	526,663
Muthoot Finance 144A 6.375% 3/2/30 #	805,000	812,762
Vedanta Resources Finance II 144A 9.125% 10/15/32 #	600,000	624,575
		3,491,179
Indonesia — 2.54%
Cikarang Listrindo 144A 5.65% 3/12/35 #	765,000	770,110
Freeport Indonesia 144A 5.315% 4/14/32 #	530,000	531,428
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■	670,000	622,271
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	396,445	404,748
		2,328,557
Israel — 1.96%
Bank Hapoalim BM 144A 5.252% 1/14/33 #, ■	720,000	716,200
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ, ■	650,000	670,594
Israel Electric 144A 5.633% 1/28/38 #, ■	410,000	408,391
		1,795,185
Jamaica — 1.74%
Digicel International Finance 144A 8.625% 8/1/32 #	675,000	702,706
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	875,000	891,188
		1,593,894
Kazakhstan — 0.78%
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	705,000	715,815
		715,815
Kuwait — 0.43%
NBK SPC 144A 1.625% 9/15/27 #, μ	400,000	395,717
		395,717
Macao — 2.17%
Melco Resorts Finance 144A 7.625% 4/17/32 #	565,000	583,206
Sands China
3.25% 8/8/31	365,000	335,049
NQ- 227 [0426] 0626 (5551000)    3

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Macao (continued)
Sands China
4.375% 6/18/30	290,000	$ 283,757
Wynn Macau 144A 6.75% 2/15/34 #	785,000	787,409
		1,989,421
Madagascar — 0.63%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	575,000	580,701
		580,701
Malaysia — 0.55%
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	510,000	506,295
		506,295
Mexico — 5.98%
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	675,000	691,212
Banco Nacional De Mexico 144A 6.697% 8/7/36 #, μ	1,150,000	1,150,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125% 1/8/39 #, μ	325,000	352,074
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	395,000	422,264
El Puerto de Liverpool 144A 6.658% 1/22/37 #	705,000	737,360
FIBRA Prologis 144A 5.50% 11/26/35 #	725,000	715,883
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	693,355	718,524
Trust 2401 144A 7.70% 1/23/32 #	647,000	704,460
		5,491,777
Morocco — 1.33%
OCP
144A 5.125% 6/23/51 #	980,000	786,609
144A 7.368% 4/22/36 #, μ, ψ	440,000	437,695
		1,224,304
Nigeria — 2.24%
Access Bank 144A 6.125% 9/21/26 #	415,000	413,791
Africa Finance 144A 5.55% 10/8/29 #	745,000	755,904
IHS Holding 144A 8.25% 11/29/31 #	845,000	884,638
		2,054,333
Oman — 0.99%
Bank Muscat SAOG 4.846% 10/1/30 ■	920,000	909,156
		909,156
Panama — 1.58%
Generadora de Gatun 144A 6.874% 9/30/44 #	760,000	760,000
4    NQ- 227 [0426] 0626 (5551000)

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Panama (continued)
Sable International Finance 144A 7.125% 10/15/32 #	695,000	$ 693,910
		1,453,910
Paraguay — 0.74%
Ueno Bank 144A 6.70% 3/6/31 #	690,000	678,277
		678,277
Peru — 2.32%
InRetail Shopping Malls 144A 5.65% 10/16/32 #	665,000	658,982
Marcobre SAC 144A 5.75% 1/22/36 #	770,000	759,797
Scotiabank Peru 144A 6.10% 10/1/35 #, μ	695,000	714,113
		2,132,892
Philippines — 0.89%
International Container Terminal Services 4.75% 6/17/30 ■	445,000	449,041
Metropolitan Bank & Trust 5.375% 3/6/29 ■	360,000	369,674
		818,715
Poland — 0.84%
ORLEN 144A 6.00% 1/30/35 #	740,000	771,016
		771,016
Qatar — 0.91%
CBQ Finance 4.625% 9/10/30 ■	850,000	838,264
		838,264
Saudi Arabia — 2.49%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	635,000	628,168
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	430,000	458,148
Saudi Arabian Oil 144A 5.75% 7/17/54 #	560,000	530,299
SNB Funding 6.00% 6/24/35 μ, ■	665,000	668,271
		2,284,886
Serbia — 0.74%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	680,000	683,493
		683,493
Singapore — 1.21%
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	1,125,000	1,115,178
		1,115,178
South Africa — 2.62%
Anglo American Capital 144A 5.25% 3/19/36 #	770,000	757,941
Bidvest Group UK 144A 6.20% 9/17/32 #	695,000	698,803
Prosus 144A 3.061% 7/13/31 #	540,000	493,771
NQ- 227 [0426] 0626 (5551000)    5

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
South Africa (continued)
Sasol Financing USA 144A 8.75% 4/10/33 #	435,000	$ 459,719
		2,410,234
South Korea — 3.44%
Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	655,000	675,469
Hyundai Capital Services 144A 5.25% 1/22/28 #	495,000	500,905
Kookmin Bank 144A 2.50% 11/4/30 #	915,000	831,643
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	495,000	502,069
Shinhan Bank 144A 5.75% 4/15/34 #	620,000	644,930
		3,155,016
Taiwan — 1.10%
TSMC Arizona 2.50% 10/25/31	845,000	768,163
TSMC Global 144A 2.25% 4/23/31 #	270,000	244,257
		1,012,420
Tanzania — 1.58%
AngloGold Ashanti Holdings 6.50% 4/15/40	500,000	527,950
HTA Group
144A 6.75% 4/1/31 #	460,000	468,540
144A 7.50% 6/4/29 #	440,000	453,354
		1,449,844
Thailand — 2.08%
Bangkok Bank
144A 3.466% 9/23/36 #, μ	665,000	602,795
144A 4.507% 11/26/30 #	630,000	626,309
GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ	690,000	684,454
		1,913,558
Türkiye — 4.15%
Akbank TAS 144A 7.95% 2/19/31 #, μ, ψ	835,000	814,992
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	480,000	466,651
QNB Bank 10.75% 11/15/33 μ, ■	400,000	439,929
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	460,000	475,543
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	635,000	653,436
Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ	965,000	956,135
		3,806,686
Ukraine — 0.83%
MHP Lux 144A 10.50% 7/28/29 #	745,000	764,902
		764,902
United Arab Emirates — 2.76%
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	675,000	640,446
6    NQ- 227 [0426] 0626 (5551000)

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Arab Emirates (continued)
Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	825,000	$ 816,046
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	712,660	638,647
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	536,478	439,884
		2,535,023
Vietnam — 0.83%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	773,474	763,938
		763,938
Zambia — 1.14%
First Quantum Minerals
144A 6.375% 2/15/36 #	575,000	565,623
144A 7.25% 2/15/34 #	465,000	478,423
		1,044,046
Total Corporate Bonds (cost $79,615,580)		79,462,504

Government Agency Obligations — 3.87%Δ
Chile — 0.65%
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	565,000	599,606
		599,606
Kazakhstan — 1.12%
Kazakhstan Temir Zholy National JSC 144A 5.25% 4/29/36 #	690,000	675,361
QazaqGaz NC JSC 144A 5.625% 5/8/36 #	360,000	353,685
		1,029,046
Mexico — 1.11%
Comision Federal de Electricidad
144A 3.348% 2/9/31 #	720,000	654,386
144A 6.50% 1/28/51 #	370,000	365,287
		1,019,673
Oman — 0.99%
AL Jawaher Assets 144A 4.662% 10/29/30 #	920,000	905,164
		905,164
Total Government Agency Obligations (cost $3,564,123)		3,553,489

Sovereign Bonds — 1.32%Δ
Ecuador — 0.89%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	290,000	296,525
NQ- 227 [0426] 0626 (5551000)    7

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 9.25% 1/29/39 #	500,000	$ 518,750
		815,275
Hungary — 0.43%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	380,000	392,998
		392,998
Total Sovereign Bonds (cost $1,170,689)		1,208,273

Supranational Banks — 1.58%
African Development Bank
5.75% 5/7/34 μ, ψ	445,000	436,527
5.875% 5/7/35 μ, ψ	300,000	294,241
Corp Andina de Fomento 144A 6.75% 6/17/30 #, μ, ψ	700,000	723,625
Total Supranational Banks (cost $1,439,099)		1,454,393
	Number of shares
Common Stock — 0.44%Δ
Mexico — 0.44%
Grupo Aeromexico †	267,153	407,569
Total Common Stock (cost $204,226)		407,569

Short-Term Investments — 7.11%
Money Market Mutual Funds — 7.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,632,374	1,632,374
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	1,632,373	1,632,373
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,632,373	1,632,373
8    NQ- 227 [0426] 0626 (5551000)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,632,374	$ 1,632,374
Total Short-Term Investments (cost $6,529,494)		6,529,494
Total Value of Securities—101.19% (cost $92,821,881)		92,946,885

Liabilities Net of Receivables and Other Assets — (1.19%)		(1,090,216)
Net Assets Applicable to 11,805,577 Shares Outstanding — 100.00%		$91,856,669
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
^	Zero-coupon security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $73,590,418, which represents 80.11% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
‡	Security is currently in default.
†	Non-income producing security.
NQ- 227 [0426] 0626 (5551000)    9

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
The following swap contracts were outstanding at April 30, 2026:
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(3,854)	$372	$(4,226)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
AD – Akcionarsko Drustvo
CDS – Credit Default Swap
CJSC – Closed Joint Stock Company
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
SAOG – Societe Anonyme Omanaise Generale
TAS – Turk Anonim Sirketi
USD – US Dollar
10    NQ- 227 [0426] 0626 (5551000)